Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 18, 2021, the Sponsor purchased
6,325,000
shares (the “Founder Shares”) of the Company’s Class B ordinary shares for an aggregate price of $
25,000
. On November 6, 2021, the Sponsor forfeited an aggregate of
1,150,000
shares of Class B ordinary shares. In December 2021, the Company effected a 0.111 for 1 share dividend for each Class B ordinary share outstanding, resulting in the initial shareholders holding an aggregate of
5,750,000
Founder Shares.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of (A)
one year
after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $
12.00
per share (as adjusted for share
sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading
day period commencing at least
150
days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Sponsor Loan
The Sponsor loaned the Company $
5,000,000
(
the “Sponsor Loan”) as of the closing date of the Initial Public Offering. The Sponsor Loan will bear no interest. The proceeds of the Sponsor Loan were deposited into the Trust Account to be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Sponsor Loan shall be repaid or converted into units (“Sponsor Loan Units”) at a conversion price of $
10.00
per unit, at the discretion of the Company, only upon consummation of the Business Combination. The Sponsor Loan Units would be identical to the Placement Units sold in the Initial Public Offering. The Sponsor Loan is being extended in order to ensure that the amount in the Trust Account is $
10.20
per Public Share. If the Company does not consummate an initial Business Combination, the Company will not repay the Sponsor Loan and its proceeds will be distributed to the Public Shareholders. The Sponsor has waived any claims against the Trust Account in connection with the Sponsor Loan. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, and the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging”.
Administrative Support Agreement
The Company entered into an agreement, commencing on December 2, 2021 through the earlier of the Company’s completion of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $
20,000
per month for office space, utilities and secretarial and administrative support services. For the three months ended March 31, 2023, the Company incurred $
60,000
, in fees for these services, of which $
55,483
is included in accrued expenses in the accompanying unaudited condensed balance sheet. For the three months ended March 31, 2022, the Company incurred $
60,000
in fees for these services, of which
$
15,484
was
included in accrued expenses.

Promissory Note — Related Party
On March 18, 2021, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $
300,000
. The Promissory Note is
non-interest
bearing and payable on the earlier of September 30, 2021 or the completion of the Initial Public Offering. As of December 7, 2021, there was $
170,000
still outstanding under the Promissory Note, which was subsequently paid on December 10, 2021.

Advances from Related Parties
During the period ended March 31, 2023, an affiliate of the Company paid operating expenses on behalf of the Company totaling $
210,675
. During the year ended December 31, 2022, another affiliate of the Company advanced $
250,000
to the Company. These amounts were reflected on the balance sheets as advances to the Sponsor. The advances were non-interest
bearing and are payable on demand. As of March 31, 2023 and December 31, 2022, the Company had an outstanding balance under advances from related parties of $
474,400
and $
263,725
, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $
1,500,000
of such Working Capital Loans may be convertible into units (“Working Capital Units”) of the post-Business Combination entity at a price of $
10.00
per unit. The Working Capital Units would be identical to the Private Placement Units. As of March 31, 2023 and December 31, 2022, the Company had no outstanding borrowings under the Working Capital

Loans.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On March 18, 2021, the Sponsor purchased
6,325,000
shares (the “Founder Shares”) of the Company’s Class B ordinary shares for an aggregate price of $
25,000
. On November 6, 2021, the Sponsor forfeited an aggregate of
1,150,000
shares of Class B ordinary shares. In December 2021, the Company effected a 0.111 for 1 share dividend for each Class B ordinary share outstanding, resulting in the initial shareholders holding an aggregate of
5,750,000
Founder Shares.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Sponsor Loan
The Sponsor loaned the Company $5,000,000 (the “Sponsor Loan”) as of the closing date of the Initial Public Offering. The Sponsor Loan will bear no interest. The proceeds of the Sponsor Loan were deposited into the Trust Account to be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Sponsor Loan shall be repaid or converted into Sponsor Loan units at a conversion price of $10.00 per unit, at the discretion of the Company, only upon consummation of the Business Combination. The Sponsor Loan units would be identical to the Placement Units sold in the Initial Public Offering. The Sponsor Loan is being extended in order to ensure that the amount in the trust account is $10.20 per Public Share. If the Company does not consummate an initial Business Combination, the Company will not repay the Sponsor Loan and its proceeds will be distributed to the Public Shareholders. The Sponsor has waived any claims against the Trust Account in connection with the Sponsor Loan. The conversion feature was analyzed under ASC
470-20,
“Debt with

Conversion or Other Options”, and the note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC
815-40,
“Derivatives and Hedging”.
Administrative Support Agreement
The Company entered into an agreement, commencing on December 2, 2021 through the earlier of the Company’s completion of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $20,000 per month for office space, utilities and secretarial and administrative support services. For the year ended December 31, 2022, the Company incurred
$240,000, in fees for these services, of which $15,483
is included in accrued expenses in the accompanying balance sheets at both December 31, 2022 and December 31, 2021. For the period from February 11, 2021 (inception) through December 31, 2021, the Company incurred

$15,483, in fees for these services.
Promissory Note — Related Party
On March 18, 2021, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest
bearing and payable on the earlier of September 30, 2021 or the completion of the Initial Public Offering. As of December 7, 2021, there was $170,000 still outstanding under the Promissory Note, which was subsequently paid on December 10, 2021.

At December 31, 2021, all amounts were paid off. Further drawdowns on the promissory note are not permitted.
Advances from Related Party
During the year ended December 31, 2022, the Sponsor paid operating expenses on behalf of the Company totaling $263,725. These amounts were reflected on the balance sheets as advances to the Sponsor. The advances were non-interest bearing and are payable on demand. As of December 31, 2022 and 2021, the Company had an outstanding balance under advances from related party of $263,725 and $0, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into Units of the post-Business Combination entity at a price of $10.00 per Unit. The Units would be identical to the Private Placement Units. As of December 31, 2022 and 2021, the Company had no outstanding borrowings under the Working Capital Loans.